CREDIT FACILITY AND OTHER LOANS (FY) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
Summary of Outstanding Credit Facilities and Other Loans
Credit facility and other loans consisted of the following at March 31, 2024 and December 31, 2023, in thousand:

	March 31, 2024	December 31, 2023
SAC Leasing G280 LLC credit facility, 12.5% interest, net of deposits	$33,750	$27,750
Less discounts	(374)	(376)
Total credit facility, net of discount	$33,376	27,374

Credit facility and other loans consisted of the following at December 31, 2023 and December 31, 2022, in thousand:

	December 31, 2023	December 31, 2022
SAC Leasing G280 LLC credit facility, 12.5% interest, net of deposits	$27,750	$4,500
Less discounts	(376)	(330)
Total credit facility, net of discount	$27,374	4,170